Deposits, Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Deposits, Prepayments and Other Current Assets, Net [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Deposits for office spaces leases	133	78
Prepaid purchase of inventory(i)	147	—
Staff advances	38	—
Deductible VAT tax	617	562
Other current assets(ii)	13	481
Deposits, prepayments and other current assets, cost	948	1,121
Less: bad debt provision	—	—
Deposits, prepayments and other current assets, net	948	1,121

(i)      Prepaid purchase of inventory mainly consists of the advance deposit to suppliers of mining equipment.

(ii)     Other current assets mainly consist of the advance payment to service providers and deposit to the power supplier in connection with the Company’s hosting service.